Amortized Cost and Fair Value of Available-for-Sale Securities by Contractual Maturities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities, amortized cost abstract
Within one year	$ 101,779
One to five years	10,950,852
Five to ten years	25,391,965
After ten years	23,636,894
Available-for-sale securities, amortized cost, subtotal	60,081,490
Available-for-sale securities, amortized cost	110,999,045	98,572,821
Available-for-sale securities, fair value abstract
Within one year	102,867
One to five years	11,503,003
Five to ten years	26,755,049
After ten years	25,070,423
Available-for-sale Securities, fair value, subtotal	63,431,342
Available-for-sale securities, fair value	115,387,823	102,622,048
Mortgage-backed Securities
Available-for-sale securities, amortized cost abstract
Available-for-sale securities, amortized cost	50,917,555
Available-for-sale securities, fair value abstract
Available-for-sale securities, fair value	$ 51,956,481	$ 40,364,086